ANFIELD CAPITAL DIVERSIFIED ALTERNATIVES ETF
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2022

Shares		Fair Value
	CLOSED END FUNDS — 17.0%
	EQUITY - 3.0%
256,412	First Trust MLP and Energy Income Fund	$ 2,056,424

	FIXED INCOME - 9.9%
331,288	Oxford Lane Capital Corporation	2,743,065
93,774	PIMCO Corporate & Income Strategy Fund	1,484,442
102,630	Pimco Dynamic Income Fund	2,578,066
		6,805,573
	MIXED ALLOCATION - 4.1%
244,524	Delaware Investments Dividend and Income Fund, Inc.	2,792,464

	TOTAL CLOSED END FUNDS (Cost $11,343,726)	11,654,461

Shares		Fair Value
	COMMON STOCKS — 14.4%
	ASSET MANAGEMENT - 4.5%
23,481	Blackstone, Inc.	3,098,788

	BUSINESS DEVELOPMENT COMPANIES - 4.0%
122,371	Ares Capital Corporation	2,704,399

	INFRASTRUCTURE REIT - 5.9%
8,562	American Tower Corporation	2,153,343
10,448	Crown Castle International Corporation	1,906,864
		4,060,207

	TOTAL COMMON STOCKS (Cost $6,545,315)	9,863,394

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 61.8%
	ALTERNATIVE - 2.8%
38,801	First Trust ETF III-First Trust Long/Short Equity ETF	1,943,542

ANFIELD CAPITAL DIVERSIFIED ALTERNATIVES ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 61.8% (Continued)
	COMMODITY - 2.9%
103,416	Invesco DB Energy Fund(a)	$ 2,014,544

	EQUITY - 51.4%
20,926	First Trust Cloud Computing ETF	1,938,585
138,772	First Trust Natural Gas ETF	2,697,728
93,056	Global SuperDividend US ETF	1,921,606
40,028	Global X S&P 500 Covered Call ETF	1,954,968
92,344	Global X Uranium ETF	1,907,827
46,628	Hoya Capital Housing ETF	1,920,873
89,600	Invesco Dynamic Energy Exploration & Production ETF	2,019,584
79,036	Invesco KBW Premium Yield Equity REIT ETF	1,938,753
86,768	Invesco S&P 500 BuyWrite ETF	1,951,412
23,221	iShares Global Healthcare ETF	1,952,654
19,961	iShares MSCI USA Size Factor ETF	2,577,364
20,828	iShares Residential and Multisector Real Estate ETF	1,933,463
66,844	NETLease Corporate Real Estate ETF	1,953,182
51,304	Nuveen Short-Term REIT ETF	1,938,778
38,808	Pacer Funds Trust-Pacer Benchmark Industrial Real Estate Sector ETF	1,956,311
24,684	VanEck Rare Earth/Strategic Metals ETF	2,507,648
113,780	VanEck Vectors BDC Income ETF	2,001,390
		35,072,126
	FIXED INCOME - 4.7%
64,643	Janus Henderson Short Duration Income ETF	3,195,950

	TOTAL EXCHANGE-TRADED FUNDS (Cost $39,668,193)	42,226,162

	TOTAL INVESTMENTS - 93.2% (Cost $57,557,234)	$ 63,744,017
	OTHER ASSETS IN EXCESS OF LIABILITIES- 6.8%	4,684,301
	NET ASSETS - 100.0%	$ 68,428,318

ANFIELD CAPITAL DIVERSIFIED ALTERNATIVES ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(b)	Unrealized Depreciation
85	CBOE Volatility Index Future	02/16/2022	$ 2,112,446	$ (64,946)
TOTAL FUTURES CONTRACTS

ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
REIT	- Real Estate Investment Trust

(a)	Non-income producing security.
(b)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.